Commitments and Contingencies (Details 4) (USD $)	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating leases
Rent expense	$ 11,100,000
Commitments for minimum rentals under the non-cancelable leases
2015	13,855,000
2016	7,308,000
2017	7,355,000
2018	6,870,000
2019	5,356,000
Thereafter	27,827,000
Total	68,571,000
Future minimum sublease rentals	700,000
Predecessor
Operating leases
Rent expense		$ 6,700,000	$ 15,500,000	$ 15,900,000